Summary of Significant Accounting Policies (Details 6) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues:
Life Insurance Business	¥ 2,870,776
Income taxes expense:
Income taxes expense	224,586	¥ 167,803	¥ 27,249
Net income:
Net income	617,095	¥ 451,716	¥ 167,638
Restatement Adjustment [Member]
Net revenues:
Life Insurance Business	21,776
Income taxes expense:
Income taxes expense	4,355
Net income:
Net income	17,421
Accounting Standards Update 2016-06 [Member]
Net revenues:
Life Insurance Business	2,849,000
Income taxes expense:
Income taxes expense	220,231
Net income:
Net income	¥ 599,674